FINANCIAL INSTRUMENTS (Interest Rate Risk Management) (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 NOK (kr)	Dec. 31, 2021 USD ($)	Jan. 21, 2020 NOK (kr)	Jun. 04, 2019 NOK (kr)
Derivative [Line Items]
Notional principal amount	$ 600,000		$ 700,000
NOK700 million senior unsecured bonds due 2023
Derivative [Line Items]
Aggregate debt amount | kr		kr 700,000,000
NOK700 million senior unsecured bonds due 2024
Derivative [Line Items]
Aggregate debt amount | kr		700,000,000			kr 700,000,000
NOK600 million senior unsecured bonds due 2025
Derivative [Line Items]
Aggregate debt amount | kr		kr 600,000,000		kr 600,000,000
$100,000 (remaining at $100,000)
Derivative [Line Items]
Notional principal amount	100,000
Notional principal, at maturity	$ 100,000
$100,000 (remaining at $100,000) | Minimum
Derivative [Line Items]
Fixed interest rate	1.85%	1.85%
$100,000 (remaining at $100,000) | Maximum
Derivative [Line Items]
Fixed interest rate	1.97%	1.97%
$56,000 (remaining at $56,000)
Derivative [Line Items]
Notional principal amount	$ 56,000
Notional principal, at maturity	$ 56,000
Fixed interest rate	1.84%	1.84%
$14,699 (equivalent to NOK128 million)
Derivative [Line Items]
Notional principal amount	$ 14,699	kr 128,000,000
$14,699 (equivalent to NOK128 million) | Minimum
Derivative [Line Items]
Fixed interest rate	6.70%	6.70%
$14,699 (equivalent to NOK128 million) | Maximum
Derivative [Line Items]
Fixed interest rate	6.77%	6.77%
$11,254 (equivalent to NOK100 million)
Derivative [Line Items]
Notional principal amount	$ 11,254	kr 100,000,000
Fixed interest rate	6.378%	6.378%
$30,000 (remaining at $30,000)
Derivative [Line Items]
Notional principal amount	$ 30,000
Notional principal, at maturity	$ 30,000
Fixed interest rate	2.15%	2.15%
$48,332 (equivalent to NOK420 million)
Derivative [Line Items]
Notional principal amount	$ 48,332	kr 420,000,000
$48,332 (equivalent to NOK420 million) | Minimum
Derivative [Line Items]
Fixed interest rate	6.85%	6.85%
$48,332 (equivalent to NOK420 million) | Maximum
Derivative [Line Items]
Fixed interest rate	6.90%	6.90%
$100,000 (remaining at $100,000)
Derivative [Line Items]
Notional principal amount	$ 100,000
Notional principal, at maturity	$ 100,000
$100,000 (remaining at $100,000) | Minimum
Derivative [Line Items]
Fixed interest rate	1.45%	1.45%
$100,000 (remaining at $100,000) | Maximum
Derivative [Line Items]
Fixed interest rate	1.60%	1.60%
$67,500 (remaining at $67,500)
Derivative [Line Items]
Notional principal amount	$ 67,500
Notional principal, at maturity	$ 67,500
Fixed interest rate	1.40%	1.40%
$127,668 (reducing to $92,233)
Derivative [Line Items]
Notional principal amount	$ 127,668
Notional principal, at maturity	$ 92,233
$127,668 (reducing to $92,233) | Minimum
Derivative [Line Items]
Fixed interest rate	0.46%	0.46%
$127,668 (reducing to $92,233) | Maximum
Derivative [Line Items]
Fixed interest rate	0.47%	0.47%